Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MONEY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Supplement [Text Block]	dmf_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Money Market Prime Series

Deutsche Cash Investment Trust Class A

Deutsche Cash Investment Trust Class C

Deutsche Cash Investment Trust Class S

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2016 expressed as a %) (Class A)

	Class Inception	1 Year	5 Years	10 Years
Class A	3/12/2007	0.02	0.01	0.70
Class C	3/12/2007	0.02	0.01	0.55
Class S	3/12/2007	0.09	0.03	0.78

Total returns would have been lower if operating expenses had not been reduced.

Deutsche Money Market Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmf_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Money Market Prime Series

Deutsche Cash Investment Trust Class A

Deutsche Cash Investment Trust Class C

Deutsche Cash Investment Trust Class S

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2016 expressed as a %) (Class A)

	Class Inception	1 Year	5 Years	10 Years
Class A	3/12/2007	0.02	0.01	0.70
Class C	3/12/2007	0.02	0.01	0.55
Class S	3/12/2007	0.09	0.03	0.78

Total returns would have been lower if operating expenses had not been reduced.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2016 expressed as a %) (Class A)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses had not been reduced.
Deutsche Money Market Prime Series | Deutsche Cash Investment Trust Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.70%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2007
Deutsche Money Market Prime Series | Deutsche Cash Investment Trust Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.55%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2007
Deutsche Money Market Prime Series | Deutsche Cash Investment Trust Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2007